CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Contract with customers liability recognized	$ 42
Performance obligations transaction price	12,536
Performance obligations transaction price recorded as short-term deferred revenues	$ 3,441